Preferred Stock (Schedule Of Preferred Stock Authorized And Outstanding) (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	Sep. 30, 2013	Mar. 31, 2013
Class of Stock [Line Items]
Aggregate amount by liquidation preference	¥ 390,001	¥ 390,001
Preferred Stock [Member] | Preferred Stock, Class 3 [Member]
Class of Stock [Line Items]
Number of shares-authorized		120,000,000
Number of shares-outstanding
Aggregate amount by liquidation preference
Preferred Stock [Member] | Preferred Stock, Class 5 [Member]
Class of Stock [Line Items]
Number of shares-authorized	400,000,000	400,000,000
Number of shares-outstanding	156,000,000	156,000,000
Aggregate amount by liquidation preference	390,000	390,000
Preferred Stock [Member] | Preferred Stock, Class 6 [Member]
Class of Stock [Line Items]
Number of shares-authorized	200,000,000	200,000,000
Number of shares-outstanding
Aggregate amount by liquidation preference
Preferred Stock [Member] | Preferred Stock, Class 7 [Member]
Class of Stock [Line Items]
Number of shares-authorized	200,000,000	200,000,000
Number of shares-outstanding
Aggregate amount by liquidation preference
Preferred Stock [Member] | Preferred Stock, Class 11 [Member]
Class of Stock [Line Items]
Number of shares-authorized	1,000	1,000
Number of shares-outstanding	1,000	1,000
Aggregate amount by liquidation preference	¥ 1	¥ 1